Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 USD ($)	Feb. 29, 2020 CNY (¥)	Feb. 29, 2020 USD ($)	Apr. 30, 2019 CNY (¥)	Apr. 30, 2019 USD ($)	Mar. 31, 2019	Oct. 31, 2018
Ya Qiao Education [Member]
Related Party Transactions (Details) [Line Items]
Unsecured and payable term	5 years	5 years
Education convert receivables									¥ 16,500	$ 2,554
Ya Qiao Education [Member] | Business combination [Member]
Related Party Transactions (Details) [Line Items]
Equity investment percentage									75.00%	75.00%
He Xi [Member]
Related Party Transactions (Details) [Line Items]
Amounts due from related parties	¥ 10,849	$ 1,679
Beijing Tus Juren Education Technology Co Ltd Equity Investee [Member]
Related Party Transactions (Details) [Line Items]
Group disposed equity investment percentage											12.00%
Long-term investment			¥ 134,143			$ 20,764
Aggregate principal amount							¥ 721,210	$ 111,636
Annual interest percentage							10.00%	10.00%
Losses recognized			¥ 153,061	$ 23,692
Loans amount	¥ 195,726				$ 30,296
Beijing Tus Juren Education Technology Co Ltd Equity Investee [Member] | Business combination [Member]
Related Party Transactions (Details) [Line Items]
Equity investment percentage												30.00%